Net Loss per Share - Schedule of earning per shares basic and diluted (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net loss from continuing operations attributable to ordinary shareholders of the Company	¥ (895,388)	$ (140,507)	¥ (798,462)	¥ (496,318)
Net loss from discontinued operations attributable to ordinary shareholders of the Company	(100,267)	(15,734)	(954,327)	(141,078)
Net loss attributable to ordinary shareholders of the Company	¥ (995,655)	$ (156,241)	¥ (1,752,789)	¥ (637,396)
Denominator:
Weighted average number of ordinary shares/ADSs outstanding, basic	121,650,907	121,650,907	112,864,452	95,445,982
Weighted average number of ordinary shares/ADSs outstanding, diluted	121,650,907	121,650,907	112,864,452	95,445,982
Net loss per share/ADS from continuing operations attributable to ordinary shareholders of the Company, basic | (per share)	¥ (7.36)	$ (1.15)	¥ (7.07)	¥ (5.20)
Net loss per share from discontinued operations attributable to ordinary shareholders of the Company, basic | (per share)	(0.82)	(0.13)	(8.46)	(1.48)
Net loss per share/ADS, basic | (per share)	(8.18)	(1.28)	(15.53)	(6.68)
Net loss per share/ADS from continuing operations attributable to ordinary shareholders of the Company, diluted | (per share)	(7.36)	(1.15)	(7.07)	(5.20)
Net loss per share from discontinued operations attributable to ordinary shareholders of the Company, diluted | (per share)	(0.82)	(0.13)	(8.46)	(1.48)
Net loss per share/ADS, diluted | (per share)	¥ (8.18)	$ (1.28)	¥ (15.53)	¥ (6.68)